Financial liabilities - Summary of Short Term Debt (Parenthetical) (Detail) - Weighted average [Member]	Mar. 31, 2022	Mar. 31, 2021
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	1.64%	1.37%
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	0.38%	0.16%